UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 113.4%
Aerospace - 1.6%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$425,000	$443,063
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,260,000	1,206,450
Bombardier, Inc., 7.5%, 3/15/25 (z)	725,000	725,000
CPI International, Inc., 8.75%, 2/15/18	1,495,000	1,517,425
Gencorp, Inc., 7.125%, 3/15/21	1,555,000	1,644,413
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	1,805,000	1,945,158
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	380,000	338,200
TransDigm, Inc., 6%, 7/15/22	275,000	278,438
TransDigm, Inc., 6.5%, 7/15/24	705,000	720,863

		$8,819,010
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$875,000	$931,875
PVH Corp., 4.5%, 12/15/22	1,375,000	1,399,063

		$2,330,938
Asset-Backed & Securitized - 4.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.753%, 2/10/51	$1,155,624	$1,255,774
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	64,648	66,567
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	666,397	401,108
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24 (z)	1,295,099	1,295,505
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,605,000	1,678,133
Commercial Mortgage Pass-Through Certificates, FRN, 5.772%, 6/10/46	230,000	241,949
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	500,000	515,859
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33	228,917	230,127
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	2,780,891	15,267
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)	722,000	710,419
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	1,106,912	1,106,599
First Union-Lehman Brothers Bank of America, FRN, 0.662%, 11/18/35 (i)	5,528,872	90,198
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,392,000	1,407,159
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	1,580,060	1,706,941
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	954,545	1,000,426
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.783%, 6/15/49	792,055	801,823
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	319,072	319,652
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.783%, 6/15/49	2,346,110	2,511,513
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.783%, 6/15/49	2,142,300	2,249,276
Merrill Lynch Mortgage Trust, FRN, 5.824%, 6/12/50	1,350,000	1,454,659
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	2,137,000	2,237,644
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)	50,885	50,815
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51	3,606,014	3,844,595

		$25,192,008
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/18	$1,735,000	$1,795,725
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	2,525,000	2,635,469
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	550,000	553,156
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	1,695,000	1,822,125
Goodyear Tire & Rubber Co., 7%, 5/15/22	350,000	386,785
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	370,000	380,810
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	1,760,000	1,947,000
Lear Corp., 4.75%, 1/15/23	1,015,000	1,027,688
Lear Corp., 5.375%, 3/15/24	60,000	61,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 5.25%, 1/15/25		$790,000	$803,825
Renault S.A., 3.625%, 9/19/18	EUR	250,000	307,851
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	230,000	265,227
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$460,000	472,650
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		470,000	498,200
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		99,000	99,990
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	239,197

			$13,297,498
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$229,825

Broadcasting - 1.6%
AMC Networks, Inc., 7.75%, 7/15/21		$863,000	$947,143
Clear Channel Communications, Inc., 9%, 3/01/21		993,000	958,245
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		190,000	199,025
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		850,000	896,750
Discovery Communications, Inc., 4.875%, 4/01/43		52,000	55,106
Liberty Media Corp., 8.5%, 7/15/29		820,000	910,200
Liberty Media Corp., 8.25%, 2/01/30		210,000	233,100
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,726,200
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		1,070,000	1,134,200
Omnicom Group, Inc., 3.65%, 11/01/24		77,000	79,595
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	240,000	287,098
Scripps Networks Interactive, 2.75%, 11/15/19		$107,000	108,745
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		181,000	181,070
Univision Communications, Inc., 7.875%, 11/01/20 (n)		720,000	773,100
Univision Communications, Inc., 5.125%, 2/15/25 (n)		380,000	384,750

			$8,874,327
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19		$1,900,000	$2,040,125

Building - 2.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,805,000	$1,895,250
Associated Materials LLC, 9.125%, 11/01/17		125,000	111,250
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		1,075,000	1,107,250
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	725,625
CEMEX Finance LLC, 6%, 4/01/24 (n)		234,000	234,307
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	298,555
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	451,553
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)		200,000	196,100
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		263,000	208,428
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	193,908
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	207,375
Gibraltar Industries, Inc., 6.25%, 2/01/21		575,000	586,500
HD Supply, Inc., 7.5%, 7/15/20		980,000	1,048,600
Headwaters, Inc., 7.25%, 1/15/19		535,000	560,413
Headwaters, Inc., 7.625%, 4/01/19		255,000	264,881
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	100,000	177,647
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	135,762
Nortek, Inc., 8.5%, 4/15/21		1,120,000	1,204,000

Owens Corning, Inc., 4.2%, 12/15/22		250,000	262,480
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		985,000	977,613
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		259,000	260,943

			$11,108,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 1.0%
Equinix, Inc., 4.875%, 4/01/20		$565,000	$587,600
Equinix, Inc., 5.375%, 1/01/22		305,000	317,963
Equinix, Inc., 5.375%, 4/01/23		490,000	512,356
Fidelity National Information Services, Inc., 3.875%, 6/05/24		335,000	342,760
Iron Mountain, Inc., 8.375%, 8/15/21		150,000	156,450
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,140,000	1,197,000
NeuStar, Inc., 4.5%, 1/15/23		1,245,000	1,095,600
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	463,343
Tencent Holdings Ltd., 3.8%, 2/11/25 (z)		485,000	494,184

			$5,167,256
Cable TV - 4.5%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,075,175
Altice Financing S.A., 6.625%, 2/15/23 (n)		1,200,000	1,249,500
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		1,055,000	1,106,431
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	267,500
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,965,000	2,068,163
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		935,000	964,219
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,675,000	1,775,500
Comcast Corp., 4.75%, 3/01/44		223,000	259,247
DISH DBS Corp., 7.875%, 9/01/19		240,000	270,900
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,066,250
DISH DBS Corp., 5%, 3/15/23		1,065,000	1,025,063
DISH DBS Corp., 5.875%, 11/15/24		380,000	378,100
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,145,000	1,119,238
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,980,000	1,873,575
Intelsat Luxembourg S.A., 8.125%, 6/01/23		790,000	734,700
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	520,000	668,465
Lynx I Corp., 5.375%, 4/15/21 (n)		$380,000	401,850
Lynx II Corp., 6.375%, 4/15/23 (n)		555,000	599,400
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	215,000	199,901
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$90,000	89,550
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	126,450
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	194,250
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		740,000	725,200
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,065,000	1,131,563
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	189,485
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	181,603
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$1,100,000	1,160,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		570,000	604,913
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		542,000	567,068
VTR Finance B.V., 6.875%, 1/15/24 (n)		731,000	765,723
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	209,250

			$24,048,732
Chemicals - 2.9%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,044,000	$1,135,350
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		210,000	212,100
CF Industries, Inc., 5.15%, 3/15/34		169,000	189,227
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		380,000	376,200
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,169,100
Hexion U.S. Finance Corp., 6.625%, 4/15/20		630,000	601,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,020,000	859,350
Huntsman International LLC, 8.625%, 3/15/21		1,025,000	1,103,587
Huntsman International LLC, 5.125%, 4/15/21	EUR	165,000	195,722
INEOS Finance PLC, 8.375%, 2/15/19 (n)		$2,000,000	2,133,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$515,000	$522,725
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		400,000	404,000
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,460,000	2,516,088
LYB International Finance B.V., 4%, 7/15/23		135,000	142,849
LyondellBasell Industries N.V., 4.625%, 2/26/55		400,000	394,699
PSPC Escrow Corp., 6.5%, 2/01/22		550,000	579,563
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	250,000	298,266
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	200,000	241,048
Tronox Finance LLC, 6.375%, 8/15/20		$2,055,000	2,047,294
W.R. Grace & Co., 5.125%, 10/01/21 (n)		450,000	465,750

			$15,587,568
Computer Software - 0.3%
Oracle Corp., 3.4%, 7/08/24		$251,000	$265,257
Syniverse Holdings, Inc., 9.125%, 1/15/19		362,000	376,480
VeriSign, Inc., 4.625%, 5/01/23		1,005,000	1,005,000

			$1,646,737
Computer Software - Systems - 0.2%
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		$314,000	$329,135
CDW LLC/CDW Finance Corp., 6%, 8/15/22		320,000	341,600
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		525,000	546,000

			$1,216,735
Conglomerates - 1.9%
Alfa S.A.B de C.V., 6.875%, 3/25/44		$521,000	$578,310
Amsted Industries Co., 5%, 3/15/22 (n)		2,030,000	2,030,000
BC Mountain LLC, 7%, 2/01/21 (n)		1,160,000	1,078,800
EnPro Industries, Inc., 5.875%, 9/15/22 (n)		870,000	896,100
Entegris, Inc., 6%, 4/01/22 (n)		1,575,000	1,638,000
KION Finance S.A., 6.75%, 2/15/20	EUR	250,000	302,004
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$619,000	513,461
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,345,000	1,304,650
Rexel S.A., 6.125%, 12/15/19 (n)		1,270,000	1,333,500
Roper Industries, Inc., 1.85%, 11/15/17		200,000	200,846
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	125,000	139,553

			$10,015,224
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$333,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		853,000	581,917

			$914,917
Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$410,000	$369,000
Newell Rubbermaid, Inc., 4%, 12/01/24		400,000	418,604
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	277,560
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		955,000	968,131
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	200,000	238,551
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$250,000	264,765
Spectrum Brands, Inc., 6.375%, 11/15/20		1,025,000	1,104,438
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		170,000	182,750

			$3,823,799
Consumer Services - 1.4%
ADT Corp., 6.25%, 10/15/21		$2,025,000	$2,192,063
ADT Corp., 4.125%, 6/15/23		60,000	57,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - continued
Garda World Security Corp., 7.25%, 11/15/21 (n)		$245,000	$239,488
Garda World Security Corp., 7.25%, 11/15/21 (n)		660,000	645,150
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		505,000	494,900
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,334,500
Multi-Color Corp., 6.125%, 12/01/22 (n)		410,000	425,375
Service Corp. International, 7%, 6/15/17		1,220,000	1,329,800
Service Corp. International, 5.375%, 5/15/24		695,000	734,963

			$7,453,389
Containers - 2.8%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,195,000	$2,343,163
Ball Corp., 5%, 3/15/22		1,005,000	1,050,225
Berry Plastics Group, Inc., 9.75%, 1/15/21		145,000	161,494
Berry Plastics Group, Inc., 5.5%, 5/15/22		915,000	956,175
Crown American LLC, 4.5%, 1/15/23		1,454,000	1,486,715
Greif, Inc., 6.75%, 2/01/17		850,000	915,875
Greif, Inc., 7.75%, 8/01/19		1,000,000	1,140,000
Owens-Brockway Glass Container, Inc., 5%, 1/15/22 (n)		355,000	368,313
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	190,000	218,732
Reynolds Group, 7.125%, 4/15/19		$835,000	866,834
Reynolds Group, 9.875%, 8/15/19		410,000	439,213
Reynolds Group, 5.75%, 10/15/20		790,000	820,613
Reynolds Group, 8.25%, 2/15/21		2,030,000	2,136,575
Sealed Air Corp., 4.875%, 12/01/22 (n)		750,000	772,500
Sealed Air Corp., 5.125%, 12/01/24 (n)		145,000	151,525
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,030,000	1,014,550

			$14,842,502
Defense Electronics - 0.3%
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	$254,107
Ducommun, Inc., 9.75%, 7/15/18		$1,129,000	1,208,030

			$1,462,137
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$173,000	$172,808
Avaya, Inc., 10.5%, 3/01/21 (n)		325,000	283,563

			$456,371
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$1,145,000	$1,136,413
Advanced Micro Devices, Inc., 7.5%, 8/15/22		305,000	301,188
Advanced Micro Devices, Inc., 7%, 7/01/24		295,000	268,450
Micron Technology, Inc., 5.875%, 2/15/22		675,000	710,438
Micron Technology, Inc., 5.5%, 2/01/25 (n)		250,000	256,250
NXP B.V., 5.75%, 3/15/23 (n)		1,130,000	1,209,100
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		1,130,000	1,175,200
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		475,000	509,438
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	297,617
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	100,000	112,129

			$5,976,223
Emerging Market Quasi-Sovereign - 2.8%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		$1,092,000	$1,086,649
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		274,000	295,803
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		586,000	587,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Comision Federal de Electricidad , 4.875%, 1/15/24		$234,000	$246,168
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		819,000	843,570
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		200,000	206,595
Gaz Capital S.A., 4.95%, 2/06/28		383,000	302,570
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		858,000	742,136
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		967,000	896,931
KazMunayGas National Co., 6%, 11/07/44 (n)		200,000	170,000
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	647,854
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	446,025
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		250,000	263,750
NOVA Chemicals Corp., 5%, 5/01/25 (n)		480,000	507,000
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		702,000	790,803
ONGC Videsh Ltd., 4.625%, 7/15/24		511,000	537,975
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	702,990
Pertamina PT, 5.25%, 5/23/21 (n)		256,000	273,600
Pertamina PT, 4.875%, 5/03/22 (n)		547,000	571,615
Pertamina PT, 6%, 5/03/42 (n)		318,000	325,950
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,322,301
Petroleos Mexicanos, 4.875%, 1/24/22		691,000	734,188
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		198,000	201,515
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	292,015
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		1,016,000	1,103,081
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		875,000	856,082

			$14,954,822
Emerging Market Sovereign - 3.7%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$617,870
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	129,470
Dominican Republic, 5.5%, 1/27/25 (n)		179,000	187,055
Dominican Republic, 8.625%, 4/20/27		891,000	1,084,793
Republic of Angola, 7%, 8/16/19		482,000	477,180
Republic of Colombia, 8.125%, 5/21/24		1,025,000	1,381,188
Republic of Croatia, 5.5%, 4/04/23 (n)		2,108,000	2,264,308
Republic of Ecuador, 7.95%, 6/20/24 (n)		262,000	245,625
Republic of El Salvador, 6.375%, 1/18/27 (n)		42,000	42,683
Republic of Hungary, 5.375%, 2/21/23		872,000	983,180
Republic of Indonesia, 11.625%, 3/04/19 (n)		848,000	1,137,380
Republic of Indonesia, 7.875%, 4/15/19	IDR	15,259,000,000	1,227,803
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	175,000	205,625
Republic of Indonesia, 3.375%, 4/15/23 (n)		$302,000	299,358
Republic of Indonesia, 8.375%, 3/15/24	IDR	14,554,000,000	1,234,720
Republic of Indonesia, 4.125%, 1/15/25 (n)		$684,000	710,197
Republic of Panama, 9.375%, 4/01/29		719,000	1,105,463
Republic of Paraguay, 6.1%, 8/11/44 (n)		550,000	607,063
Republic of Peru, 7.35%, 7/21/25		355,000	484,131
Republic of Romania, 6.75%, 2/07/22 (n)		1,030,000	1,257,249
Republic of Slovakia, 4.375%, 5/21/22 (n)		688,000	769,700
Republic of Turkey, 5.625%, 3/30/21		362,000	396,574
Republic of Turkey, 3.25%, 3/23/23		633,000	599,818
Russian Federation, 4.875%, 9/16/23 (n)		400,000	358,400
United Mexican States, 3.625%, 3/15/22		1,130,000	1,178,025
United Mexican States, 8.5%, 5/31/29	MXN	13,970,000	1,157,634

			$20,142,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 5.0%
Afren PLC, 10.25%, 4/08/19 (a)(n)		$463,000	$182,422
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)		300,000	241,500
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		910,000	739,375
Antero Resources Finance Corp., 6%, 12/01/20		735,000	751,538
Antero Resources Finance Corp., 5.375%, 11/01/21		970,000	977,275
Baytex Energy Corp., 5.125%, 6/01/21 (n)		360,000	342,900
Baytex Energy Corp., 5.625%, 6/01/24 (n)		1,245,000	1,174,346
BreitBurn Energy Partners LP, 8.625%, 10/15/20		330,000	270,600
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,200,000	948,000
Chaparral Energy, Inc., 7.625%, 11/15/22		1,330,000	984,200
Cimarex Energy Co., 4.375%, 6/01/24		350,000	344,750
Concho Resources, Inc., 6.5%, 1/15/22		825,000	876,563
Concho Resources, Inc., 5.5%, 4/01/23		600,000	621,000
EP Energy LLC, 6.875%, 5/01/19		300,000	307,500
EP Energy LLC, 9.375%, 5/01/20		795,000	848,663
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,442,600
Halcon Resources Corp., 8.875%, 5/15/21		1,010,000	767,600
Harvest Operations Corp., 6.875%, 10/01/17		377,000	350,610
Hess Corp., 8.125%, 2/15/19		100,000	119,809
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		400,000	410,000
Hilcorp Energy I/Hilcorp Finance Co., 5%, 12/01/24 (n)		170,000	160,225
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		530,000	480,975
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,688,000	1,472,780
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		510,000	428,400
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,495,000	1,446,413
MEG Energy Corp., 7%, 3/31/24 (n)		555,000	540,431
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		943,000	900,565
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		272,000	230,520
Oasis Petroleum, Inc., 6.875%, 3/15/22		1,580,000	1,548,400
QEP Resources, Inc., 5.25%, 5/01/23		760,000	743,850
Range Resources Corp., 5%, 8/15/22		72,000	73,620
Rosetta Resources, Inc., 5.625%, 5/01/21		990,000	942,975
RSP Permian, Inc., 6.625%, 10/01/22 (n)		610,000	613,813
Sanchez Energy Corp., 6.125%, 1/15/23 (n)		1,445,000	1,325,788
SandRidge Energy, Inc., 8.125%, 10/15/22		870,000	629,663
SM Energy Co., 6.5%, 11/15/21		1,115,000	1,148,450
SM Energy Co., 6.125%, 11/15/22 (n)		570,000	584,250

			$26,972,369
Energy - Integrated - 0.6%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	150,000	$185,483
BP Capital Markets PLC, 2.521%, 1/15/20		$60,000	60,884
Eni S.p.A., 4%, 6/29/20	EUR	150,000	197,093
Inkia Energy Ltd., 8.375%, 4/04/21		$754,000	776,620
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		200,000	212,000
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	452,880
LUKOIL International Finance B.V., 4.563%, 4/24/23		200,000	166,500
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,107,000	794,273
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		201,000	132,158
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		173,000	113,799
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	259,173

			$3,350,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Entertainment - 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,590,000	$1,758,938
Carnival Corp., 1.2%, 2/05/16		370,000	371,035
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,246,833
Cedar Fair LP, 5.375%, 6/01/24 (n)		405,000	413,100
Cinemark USA, Inc., 5.125%, 12/15/22		1,280,000	1,310,336
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	776,100
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		945,000	970,988
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,284,744

			$8,132,074
Financial Institutions - 3.6%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)		$520,000	$564,850
Aircastle Ltd., 4.625%, 12/15/18		130,000	135,200
Aircastle Ltd., 5.125%, 3/15/21		1,370,000	1,452,200
Aircastle Ltd., 5.5%, 2/15/22		395,000	423,638
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	580,060
Aviation Capital Group, 6.75%, 4/06/21 (n)		225,000	256,191
CIT Group, Inc., 5.25%, 3/15/18		1,520,000	1,605,120
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,424,081
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,560,000	1,667,172
CIT Group, Inc., 3.875%, 2/19/19		566,000	570,953
CIT Group, Inc., 5%, 8/15/22		640,000	680,403
General Electric Capital Corp., 3.1%, 1/09/23		750,000	776,627
Icahn Enterprises LP, 6%, 8/01/20		700,000	749,000
Icahn Enterprises LP, 5.875%, 2/01/22		1,410,000	1,478,738
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		505,000	503,081
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,310,000	2,321,550
SLM Corp., 4.875%, 6/17/19		272,000	284,240
SLM Corp., 8%, 3/25/20		1,135,000	1,320,856
SLM Corp., 7.25%, 1/25/22		1,845,000	2,038,725
SLM Corp., 6.125%, 3/25/24		445,000	447,225

			$19,279,910
Food & Beverages - 1.7%
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		$300,000	$362,330
B&G Foods, Inc., 4.625%, 6/01/21		860,000	860,000
Coca-Cola Co., 0.75%, 3/09/23	EUR	175,000	195,371
Coca-Cola Co., 1.125%, 3/09/27	EUR	125,000	138,596
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	178,536
Constellation Brands, Inc., 4.25%, 5/01/23		$1,400,000	1,452,500
Darling Ingredients, Inc., 5.375%, 1/15/22		1,300,000	1,313,000
Embotelladora Andina S.A., 5%, 10/01/23 (n)		236,000	255,087
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	213,363
H.J. Heinz Co., 4.25%, 10/15/20		1,085,000	1,101,058
JBS Investments GmbH, 7.75%, 10/28/20 (n)		397,000	417,843
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	200,940
Mondelez International, Inc., 2.375%, 3/06/35	EUR	100,000	112,516
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		$1,365,000	1,438,369
Tyson Foods, Inc., 6.6%, 4/01/16		412,000	436,169
Tyson Foods, Inc., 5.15%, 8/15/44		81,000	95,364
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	109,061
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	309,242

			$9,189,345

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.1%
CVS Health Corp., 5.75%, 6/01/17		$155,000	$170,737
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	224,000	207,612
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$293,000	298,242

			$676,591
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$408,319
International Paper Co., 6%, 11/15/41		185,000	218,408
Rayonier AM Products, Inc., 5.5%, 6/01/24 (z)		175,000	150,063
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	275,000	317,740
Tembec Industries, Inc., 9%, 12/15/19 (n)		$565,000	572,063

			$1,666,593
Gaming & Lodging - 1.7%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$1,055,000	$1,147,313
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		315,000	233,100
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,025,000	1,094,188
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,640,000	1,740,450
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		300,000	321,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		1,345,000	1,395,438
MGM Resorts International, 6.625%, 12/15/21		745,000	808,325
MGM Resorts International, 6%, 3/15/23		915,000	951,600
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,315,000	1,344,588

			$9,036,002
Industrial - 0.9%
Anixter, Inc., 5.125%, 10/01/21		$910,000	$936,163
Dematic S.A., 7.75%, 12/15/20 (n)		1,515,000	1,586,963
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,790,000	1,881,738
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		670,000	705,175

			$5,110,039
Insurance - 0.3%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	250,000	$291,652
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	100,000	146,036
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	172,054
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	268,572
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	222,411
Unum Group, 7.125%, 9/30/16		$500,000	543,750

			$1,644,475
Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$162,876
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$250,000	283,312
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		159,000	163,938
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	358,004
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	666,971

			$1,635,101
International Market Quasi-Sovereign - 0.4%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	$172,988
ESB Finance Ltd., 4.375%, 11/21/19	EUR	200,000	263,594
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$509,000	547,368
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		921,000	1,078,767

			$2,062,717

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 10.6%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	925,000	$1,364,507
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,565,000	2,428,319
Federal Republic of Germany, 3.25%, 7/04/21	EUR	441,000	596,070
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,242,000	2,506,477
Government of Canada, 3.25%, 6/01/21	CAD	187,000	171,645
Government of Canada, 2.5%, 6/01/24	CAD	400,000	356,256
Government of Canada, 5.75%, 6/01/33	CAD	618,000	800,088
Government of Japan, 1.1%, 6/20/20	JPY	734,950,000	6,474,957
Government of Japan, 2.1%, 9/20/24	JPY	262,600,000	2,561,595
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	3,932,229
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	739,551
Government of New Zealand, 5%, 3/15/19	NZD	1,839,000	1,484,941
Government of New Zealand, 5.5%, 4/15/23	NZD	400,000	349,420
Government of Norway, 3.75%, 5/25/21	NOK	3,200,000	483,837
Government of Norway, 3%, 3/14/24	NOK	2,445,000	361,772
Kingdom of Belgium, 4.25%, 9/28/21	EUR	691,000	983,378
Kingdom of Belgium, 2.6%, 6/22/24	EUR	878,000	1,174,698
Kingdom of Denmark, 3%, 11/15/21	DKK	2,538,000	455,351
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,119,000	688,280
Kingdom of Denmark, 4.5%, 11/15/39	DKK	630,000	169,719
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,416,000	2,103,935
Kingdom of Spain, 5.5%, 7/30/17	EUR	599,000	754,938
Kingdom of Spain, 4.6%, 7/30/19	EUR	2,130,000	2,809,522
Kingdom of Sweden, 5%, 12/01/20	SEK	3,565,000	544,695
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,275,000	186,345
Kingdom of Sweden, 1.5%, 11/13/23	SEK	4,410,000	569,010
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	935,000	1,680,972
Obrigacoes do Tesouro Portugal, 4.95%, 10/25/23	EUR	422,000	599,357
Republic of France, 6%, 10/25/25	EUR	341,000	593,244
Republic of France, 4.75%, 4/25/35	EUR	1,593,000	2,930,786
Republic of Ireland, 4.5%, 4/18/20	EUR	222,000	301,300
Republic of Ireland, 5.4%, 3/13/25	EUR	99,000	158,631
Republic of Italy, 5.25%, 8/01/17	EUR	3,500,000	4,387,820
Republic of Italy, 3.75%, 3/01/21	EUR	4,042,000	5,304,991
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,710,709
United Kingdom Treasury, 4.25%, 12/07/27	GBP	938,000	1,818,573
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	1,041,739
United Kingdom Treasury, 3.25%, 1/22/44	GBP	350,000	624,973

			$57,204,630
Machinery & Tools - 1.3%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,385,000	$1,454,250
H&E Equipment Services Co., 7%, 9/01/22		1,505,000	1,546,388
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,105,000	955,825
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		815,000	586,800
Loxam SAS, 4.875%, 7/23/21 (z)	EUR	350,000	399,501
RSC Equipment Rental, Inc., 8.25%, 2/01/21		$835,000	905,975
United Rentals North America, Inc., 7.625%, 4/15/22		1,270,000	1,410,729

			$7,259,468
Major Banks - 2.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$228,718
Bank of America Corp., 7.625%, 6/01/19		$370,000	447,094
Bank of America Corp., 4.125%, 1/22/24		262,000	278,275
Bank of America Corp., 4.875%, 4/01/44		104,000	119,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., FRN, 5.2%, 12/31/49		$2,010,000	$1,939,650
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	209,943
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	170,490
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	200,000	230,743
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	201,301
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	268,852
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$500,000	584,588
Huntington National Bank, 2.4%, 4/01/20		286,000	287,428
ING Bank N.V., 4.875%, 1/18/21	EUR	100,000	139,668
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	250,000	300,130
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	580,829
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	488,236
JPMorgan Chase & Co., 3.125%, 1/23/25		301,000	297,791
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	232,131
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,220,000	2,263,013
Morgan Stanley, 6.625%, 4/01/18		391,000	444,756
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		530,000	596,250
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	208,302
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$1,140,000	1,425,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		350,000	409,500
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	250,000	293,242
Societe Generale, 4.25%, 7/13/22	EUR	100,000	140,864
Wells Fargo & Co., 3%, 2/19/25		$153,000	152,584
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		151,000	158,928
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		253,000	263,672

			$13,361,178
Medical & Health Technology & Services - 4.0%
Becton, Dickinson and Co., 2.675%, 12/15/19		$434,000	$443,106
Becton, Dickinson and Co., 3.734%, 12/15/24		97,000	101,699
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		235,000	244,988
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,810,000	1,935,569
Davita, Inc., 6.625%, 11/01/20		816,000	860,880
Davita, Inc., 5.125%, 7/15/24		755,000	783,313
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		495,000	540,788
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		335,000	376,038
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,800
HCA, Inc., 4.25%, 10/15/19		145,000	150,075
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,548,800
HCA, Inc., 5.875%, 3/15/22		1,950,000	2,191,800
HCA, Inc., 5%, 3/15/24		690,000	745,200
HCA, Inc., 5.375%, 2/01/25		520,000	551,200
HealthSouth Corp., 8.125%, 2/15/20		1,825,000	1,902,563
Kindred Escrow Corp. II, 8%, 1/15/20 (n)		505,000	547,925
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		310,000	318,602
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,950,000	2,071,875
McKesson Corp., 7.5%, 2/15/19		110,000	131,603
Tenet Healthcare Corp., 8%, 8/01/20		1,800,000	1,908,000
Tenet Healthcare Corp., 4.5%, 4/01/21		1,235,000	1,241,175
Tenet Healthcare Corp., 8.125%, 4/01/22		575,000	651,188
Universal Health Services, Inc., 7.625%, 8/15/20		1,325,000	1,129,563

			$21,408,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 8/01/20		$564,000	$602,070
Medtronic, Inc., 3.5%, 3/15/25 (n)		228,000	237,979
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		527,000	562,573
Teleflex, Inc., 6.875%, 6/01/19		595,000	620,288
Teleflex, Inc., 5.25%, 6/15/24 (n)		695,000	703,688

			$2,726,598
Metals & Mining - 3.1%
ArcelorMittal S.A., 7%, 2/25/22		$195,000	$219,902
ArcelorMittal S.A., 7.5%, 3/01/41		325,000	342,063
Arch Coal, Inc., 8%, 1/15/19 (n)		365,000	187,063
Arch Coal, Inc., 7.25%, 10/01/20		240,000	83,400
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,258,000	1,330,487
Cameco Corp., 5.67%, 9/02/19	CAD	365,000	332,459
Century Aluminum Co., 7.5%, 6/01/21 (n)		$915,000	969,900
Commercial Metals Co., 4.875%, 5/15/23		745,000	711,475
Consol Energy, Inc., 6.375%, 3/01/21		330,000	331,650
Consol Energy, Inc., 5.875%, 4/15/22		1,155,000	1,108,800
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		965,000	914,338
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,950,000	1,813,500
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		597,000	551,479
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	88,710
GrafTech International Co., 6.375%, 11/15/20		$1,125,000	911,250
Hudbay Minerals, Inc., 9.5%, 10/01/20		510,000	522,750
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	467,513
Lundin Mining Corp., 7.875%, 11/01/22 (n)		705,000	729,675
Plains Exploration & Production Co., 6.875%, 2/15/23		296,000	315,980
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		108,000	113,578
Southern Copper Corp., 5.25%, 11/08/42		250,000	225,920
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)		430,000	440,750
Steel Dynamics, Inc., 5.25%, 4/15/23		745,000	767,350
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)		430,000	446,125
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		380,000	395,200
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		560,000	582,400
Suncoke Energy, Inc., 7.625%, 8/01/19		300,000	311,565
TMS International Corp., 7.625%, 10/15/21 (n)		550,000	554,125
Walter Energy, Inc., 9.5%, 10/15/19 (n)		625,000	415,625
Walter Energy, Inc., 8.5%, 4/15/21		380,000	48,450
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	246,837

			$16,480,319
Midstream - 4.2%
Access Midstream Partner LP, 4.875%, 3/15/24		$100,000	$103,000
AmeriGas Finance LLC, 6.75%, 5/20/20		1,710,000	1,825,425
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		545,000	561,350
Crestwood Midstream Partners LP, 6%, 12/15/20		935,000	937,338
Crestwood Midstream Partners LP, 6.125%, 3/01/22		505,000	507,525
El Paso Corp., 7.75%, 1/15/32		2,311,000	2,883,936
Enbridge, Inc., 3.19%, 12/05/22	CAD	255,000	211,970
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,380,000	1,580,100
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	298,528
Enterprise Products Operating LLC, 4.85%, 3/15/44		74,000	82,110
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	201,573
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,165,000	1,167,913
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,250,000	1,262,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		$370,000	$410,189
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		140,000	148,455
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		665,000	694,925
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		1,150,000	1,156,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		300,000	308,250
ONEOK, Inc., 4.25%, 2/01/22		200,000	188,802
Plains All American Pipeline LP, 3.95%, 9/15/15		370,000	375,203
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		945,000	967,444
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,755,000	1,794,488
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		575,000	587,938
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		599,000	601,995
Spectra Energy Capital LLC, 8%, 10/01/19		250,000	304,614
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		530,000	557,825
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		1,200,000	1,164,000
Sunoco Logistics Partners LP, 5.3%, 4/01/44		158,000	169,486
Sunoco Logistics Partners LP, 5.35%, 5/15/45		126,000	136,728
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		345,000	358,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		750,000	763,125
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		210,000	214,200

			$22,526,635
Mortgage-Backed - 2.6%
Fannie Mae, 5.06%, 4/01/15		$151,947	$151,525
Fannie Mae, 4.78%, 8/01/15		360,117	363,542
Fannie Mae, 6%, 7/01/16 - 7/01/37		661,706	748,735
Fannie Mae, 5.5%, 9/01/19 - 8/01/37		2,884,790	3,230,394
Fannie Mae, 4.88%, 3/01/20		156,187	169,470
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		224,271	262,588
Fannie Mae, 5%, 10/01/35		524,661	583,423
Fannie Mae, FRN, 0.427%, 5/25/18		6,323,872	6,326,648
Freddie Mac, 6%, 8/01/34		108,068	123,815
Ginnie Mae, 3%, 2/15/43		350,551	361,733
Ginnie Mae, 5.5%, 1/20/39		440,227	497,499
Ginnie Mae, 4.5%, 1/20/41		927,473	1,011,722

			$13,831,094
Natural Gas - Distribution - 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	125,000	$214,448
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$523,000	543,465

			$757,913
Network & Telecom - 2.2%
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	$290,469
Centurylink, Inc., 6.45%, 6/15/21		$670,000	735,325
Centurylink, Inc., 6.75%, 12/01/23		245,000	276,697
Centurylink, Inc., 7.65%, 3/15/42		960,000	979,200
Citizens Communications Co., 9%, 8/15/31		1,545,000	1,668,600
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	210,000
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		483,000	504,609
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		1,951,000	2,015,629
Frontier Communications Corp., 8.125%, 10/01/18		470,000	534,625
OTE PLC, 7.875%, 2/07/18	EUR	150,000	182,749
OTE PLC, 3.5%, 7/09/20	EUR	260,000	278,980
Telecom Italia Capital, 6%, 9/30/34		$305,000	315,675
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	85,000	144,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	$255,284
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,000,000	1,055,210
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		517,000	542,075
Verizon Communications, Inc., 4.5%, 9/15/20		378,000	415,801
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	286,709
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	225,000	280,076
Verizon Communications, Inc., 6.4%, 9/15/33		$300,000	379,988
Windstream Corp., 7.75%, 10/15/20		675,000	698,423

			$12,050,239
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 10/15/22		$1,613,000	$1,580,740
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,003,763	777,916
Offshore Drilling Holding S.A., 8.625%, 9/20/20		375,000	303,750
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,290,000	1,026,356
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	785,350
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		865,000	804,450

			$5,278,562
Oils - 0.3%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$450,000	$460,125
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		1,100,000	1,097,250

			$1,557,375
Other Banks & Diversified Financials - 1.9%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,036,000	$1,124,060
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		310,000	308,357
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	243,085
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	100,000	119,438
BB&T Corp., 3.95%, 4/29/16		$250,000	258,874
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		900,000	1,008,450
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,004,000	1,141,146
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	243,384
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	386,751
Corpbanca, 3.875%, 9/22/19 (n)		979,000	988,974
Discover Bank, 7%, 4/15/20		250,000	298,122
Discover Bank, 4.25%, 3/13/26		148,000	155,701
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		1,513,000	2,043,503
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		516,000	479,973
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	100,000	118,134
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	176,341
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)		$276,000	284,162
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	295,849
Macquarie Group Ltd., 3%, 12/03/18 (n)		$400,000	410,803
Rabobank Nederland N.V., 4%, 9/19/22	GBP	100,000	171,238

			$10,256,345
Pharmaceuticals - 2.0%
AbbVie, Inc., 1.75%, 11/06/17		$300,000	$302,360
Actavis Funding SCS, 4.85%, 6/15/44		52,000	53,611
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	175,000	208,073
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$200,000	208,386
Celgene Corp., 1.9%, 8/15/17		400,000	404,905
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)		1,600,000	1,718,000
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		450,000	476,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		$496,000	$527,563
Gilead Sciences, Inc., 2.35%, 2/01/20		52,000	52,967
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	286,061
Gilead Sciences, Inc., 4.5%, 2/01/45		350,000	387,271
Hospira, Inc., 6.05%, 3/30/17		200,000	219,149
Hospira, Inc., 5.2%, 8/12/20		175,000	198,175
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		1,040,000	1,099,800
Mylan, Inc., 2.55%, 3/28/19		265,000	265,816
Perrigo Finance PLC, 3.5%, 12/15/21		281,000	290,727
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,415,000	1,485,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,580,000	1,678,750
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		260,000	262,600
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	569,625
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	199,681

			$10,895,708
Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,465,000	$1,435,700
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,980,000	1,948,073

			$3,383,773
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,551
Gannett Co., Inc., 5.125%, 10/15/19		320,000	335,200
Gannett Co., Inc., 5.125%, 7/15/20		60,000	62,550
Gannett Co., Inc., 4.875%, 9/15/21 (n)		260,000	266,175
Gannett Co., Inc., 6.375%, 10/15/23		1,385,000	1,502,725
Lamar Media Corp., 5%, 5/01/23		580,000	593,050
Moody’s Corp., 4.875%, 2/15/24		200,000	221,355
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,265,000	1,293,463
WPP Finance S.A., 2.25%, 9/22/26	EUR	250,000	306,696

			$4,593,765
Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44		$200,000	$205,865
Union Pacific Corp., 3.875%, 2/01/55		400,000	391,773
Watco Cos. LLC, 6.375%, 4/01/23 (n)		870,000	874,350

			$1,471,988
Real Estate - Apartment - 0.1%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	200,000	$241,508
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	225,000	271,118

			$512,626
Real Estate - Healthcare - 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21		$1,360,000	$1,455,200
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		680,000	733,550
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,040,000	1,128,400

			$3,317,150
Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$250,000	$249,883

Real Estate - Other - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		$640,000	$652,800
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,225,000	1,280,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Other - continued
EPR Properties, REIT, 7.75%, 7/15/20		$665,000	$801,013
EPR Properties, REIT, 5.75%, 8/15/22		750,000	823,454
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,430,000	1,478,191

			$5,035,583
Real Estate - Retail - 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	$122,551
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	245,813
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$360,000	467,547

			$835,911
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$276,125

Retailers - 1.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$145,000	$157,333
Best Buy Co., Inc., 5.5%, 3/15/21		1,485,000	1,549,598
Bon Ton Stores, Inc., 8%, 6/15/21		505,000	407,788
Cencosud S.A., 5.5%, 1/20/21		250,000	266,362
Dollar General Corp., 4.125%, 7/15/17		400,000	419,678
Dollar General Corp., 3.25%, 4/15/23		98,000	94,619
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (z)		125,000	116,563
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		960,000	1,010,400
Gap, Inc., 5.95%, 4/12/21		300,000	343,007
Home Depot, Inc., 4.875%, 2/15/44		200,000	238,432
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		860,000	806,250
Limited Brands, Inc., 6.95%, 3/01/33		670,000	725,275
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	170,894
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$350,000	367,938
Rite Aid Corp., 9.25%, 3/15/20		725,000	802,938
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		255,000	261,468
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		775,000	827,313
Wal-Mart Stores, Inc., 4.3%, 4/22/44		300,000	334,557

			$8,900,413
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21		$1,165,000	$1,156,263
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		238,000	240,380

			$1,396,643
Specialty Stores - 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$535,000	$553,725
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		1,400,000	1,400,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		655,000	674,650
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		769,000	813,844

			$3,442,219
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	100,000	$125,299
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	146,800

			$272,099
Supranational - 1.6%
European Investment Bank, 1.75%, 3/15/17		$8,000,000	$8,152,672
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	210,000	182,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Supranational - continued
International Finance Corp., 3.25%, 7/22/19	AUD	305,000	$246,572

			$8,581,772
Telecommunications - Wireless - 4.4%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	$114,048
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	284,874
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	453,787
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	100,000	123,344
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)		$1,324,000	1,465,099
Crown Castle International Corp., 4.875%, 4/15/22		385,000	403,288
Crown Castle International Corp., 5.25%, 1/15/23		1,200,000	1,266,000
Digicel Group Ltd., 8.25%, 9/01/17 (n)		710,000	727,750
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	1,065,110
Digicel Group Ltd., 6%, 4/15/21 (n)		940,000	932,950
Digicel Group Ltd., 7.125%, 4/01/22 (n)		425,000	404,813
Digicel Group Ltd., 6.75%, 3/01/23 (z)		475,000	479,156
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	863,685
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	380,250
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	433,540
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	403,898
Numericable Group S.A., 6%, 5/15/22 (n)		1,490,000	1,516,075
Rogers Communications, Inc., 5%, 3/15/44		137,000	153,351
SBA Tower Trust, 2.898%, 10/15/19 (n)		220,000	221,368
Sprint Capital Corp., 6.875%, 11/15/28		1,625,000	1,527,500
Sprint Corp., 7.875%, 9/15/23		955,000	986,038
Sprint Corp., 7.125%, 6/15/24		1,235,000	1,228,825
Sprint Nextel Corp., 9%, 11/15/18 (n)		630,000	732,375
Sprint Nextel Corp., 6%, 11/15/22		830,000	804,063
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	142,088
T-Mobile USA, Inc., 6.5%, 1/15/24		370,000	391,275
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	243,813
T-Mobile USA, Inc., 6.25%, 4/01/21		2,590,000	2,709,788
T-Mobile USA, Inc., 6.633%, 4/28/21		515,000	547,831
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	200,000	227,671
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$1,070,000	1,080,700
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,350,000	1,407,375

			$23,721,728
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,948,470
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		445,000	464,803
Frontier Communications Corp., 6.25%, 9/15/21		315,000	323,663
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	686,700
TELUS Corp., 5.05%, 7/23/20	CAD	370,000	343,229

			$3,766,865
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$250,000	$249,636
Lorillard Tobacco Co., 8.125%, 6/23/19		92,000	112,247
Philip Morris International, Inc., 4.875%, 11/15/43		174,000	200,552
Reynolds American, Inc., 6.75%, 6/15/17		400,000	444,618

			$1,007,053
Transportation - 0.0%
Far Eastern Shipping Co., 8%, 5/02/18 (n)		$526,000	$202,005

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - 1.4%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$860,000	$870,750
ERAC USA Finance Co., 6.375%, 10/15/17 (n)		400,000	449,042
ERAC USA Finance Co., 7%, 10/15/37 (n)		250,000	335,377
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	100,000	180,522
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	210,467
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,140,000	1,174,200
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		137,000	132,205
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,029,000	1,029,000
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,045,000	979,688
Stena AB, 7%, 2/01/24 (n)		1,570,000	1,558,225
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	592,950
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	175,240

			$7,687,666
U.S. Government Agencies and Equivalents - 2.4%
Fannie Mae, 1.125%, 4/27/17		$8,000,000	$8,063,872
Freddie Mac, 0.875%, 2/22/17		5,000,000	5,020,525

			$13,084,397
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds, 6.25%, 8/15/23 (f)		$1,400,000	$1,878,953
U.S. Treasury Bonds, 5.375%, 2/15/31		286,200	403,453
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	128,042
U.S. Treasury Bonds, 4.75%, 2/15/37		2,986,200	4,153,619
U.S. Treasury Bonds, 3.125%, 2/15/43		2,920,000	3,224,319
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		6,392,000	6,808,976
U.S. Treasury Notes, 2.5%, 5/15/24		6,000,000	6,259,686

			$22,857,048
Utilities - Electric Power - 2.3%
AES Corp., 7.375%, 7/01/21		$475,000	$530,813
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	185,910
Calpine Corp., 5.375%, 1/15/23		350,000	355,250
Calpine Corp., 5.5%, 2/01/24		550,000	556,129
CMS Energy Corp., 3.875%, 3/01/24		250,000	265,989
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	1,958,100
Covanta Holding Corp., 6.375%, 10/01/22		310,000	334,025
Covanta Holding Corp., 5.875%, 3/01/24		175,000	182,000
Dominion Resources, Inc., 2.5%, 12/01/19		250,000	253,867
Duke Energy Corp., 1.625%, 8/15/17		185,000	187,435
E.CL S.A., 5.625%, 1/15/21		757,000	851,836
E.CL S.A., 4.5%, 1/29/25 (n)		762,000	795,304
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	105,706
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	219,326
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	195,025
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		$319,000	318,043
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		67,000	70,375
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	270,145
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	180,888
Greenko Dutch B.V., 8%, 8/01/19 (n)		$378,000	359,100
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	100,000	171,290
NRG Energy, Inc., 8.25%, 9/01/20		$1,085,000	1,156,881
NRG Energy, Inc., 6.25%, 7/15/22		375,000	390,938
NRG Energy, Inc., 6.625%, 3/15/23		1,805,000	1,895,250
PG&E Corp., 2.4%, 3/01/19		166,000	167,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		$250,000	$285,570
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	181,639
Transelec S.A., 4.25%, 1/14/25 (n)		$200,000	204,322

			$12,628,420
Total Bonds			$611,177,100

Floating Rate Loans (g)(r) - 1.6%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$608,213	$605,172

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$148,943	$147,751
HD Supply, Inc., Term Loan B, 4%, 6/28/18		81,642	81,438

			$229,189
Business Services - 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21		$265,142	$265,639

Cable TV - 0.0%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19		$79,686	$79,649

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21		$139,125	$137,647
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		538,027	516,842

			$654,489
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$308,651	$308,420

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21		$394,468	$393,975

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21 (o)		$918,889	$919,607

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		$530,813	$510,377

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20		$327,318	$327,830

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20		$148,147	$148,271

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20		$126,602	$126,385

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		$185,446	$185,858
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21		949,449	950,975

			$1,136,833
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19		$440,612	$407,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$96,113	$95,423

Retailers - 0.0%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$44,587	$44,671

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$640,006	$644,895

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$758,570	$761,573

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$1,107,322	$1,104,554

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$122,827	$120,984
Total Floating Rate Loans		$8,885,778

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$68,173

Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	15,100	$1,387,690
Total Common Stocks		$1,455,863

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,518,590	$7,518,590
Total Investments		$629,037,331

Other Assets, Less Liabilities - (16.7)%		(90,030,808)
Net Assets - 100.0%		$539,006,523

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $187,419,683, representing 34.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$12,017	$12,551
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	666,397	401,108
Bombardier, Inc., 7.5%, 3/15/25	2/27/15	725,000	725,000
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24	1/29/15	1,294,898	1,295,505
Digicel Group Ltd., 6.75%, 3/01/23	2/24/15-2/27/15	478,375	479,156
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21	12/08/14	118,301	116,563
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	711,779	710,419
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-3/15/12	748,925	668,465
Loxam SAS, 4.875%, 7/23/21	7/18/14	473,357	399,501
Rayonier AM Products, Inc., 5.5%, 6/01/24	12/22/14	144,554	150,063
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	237,564	205,625
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	310,613	317,740
Tencent Holdings Ltd., 3.8%, 2/11/25	2/04/15	483,092	494,184
Total Restricted Securities			$5,975,880
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/15

Forward Foreign Currency Exchange Contracts at 2/28/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	751,348	4/10/15	$613,139	$585,831	$27,308
SELL	AUD	JPMorgan Chase Bank N.A.	1,817,000	4/10/15	1,430,597	1,416,727	13,870
SELL	AUD	Westpac Banking Corp.	7,208,298	4/10/15	5,785,316	5,620,358	164,958
SELL	CAD	Credit Suisse Group	2,594,683	4/10/15	2,198,381	2,074,414	123,967
SELL	CAD	Goldman Sachs International	221,000	4/10/15	176,730	176,687	43
BUY	CLP	Barclays Bank PLC	1,582,366,000	5/29/15	2,535,437	2,545,603	10,166
SELL	CNY	Deutsche Bank AG	16,246,000	5/04/15	2,625,192	2,573,261	51,931
SELL	CNY	JPMorgan Chase Bank N.A.	16,403,000	3/09/15	2,650,776	2,614,110	36,666
SELL	DKK	Goldman Sachs International	8,597,254	4/10/15	1,342,726	1,291,022	51,704
SELL	EUR	Barclays Bank PLC	99,680	4/10/15	113,115	111,595	1,520
SELL	EUR	Citibank N.A.	388,410	4/10/15	455,781	434,838	20,943
SELL	EUR	Deutsche Bank AG	1,717,967	4/10/15	1,939,903	1,923,322	16,581
SELL	EUR	Goldman Sachs International	2,537,104	4/10/15	2,874,511	2,840,372	34,139
SELL	EUR	JPMorgan Chase Bank N.A.	28,075,688	4/10/15	33,501,140	31,431,672	2,069,468
SELL	EUR	Merrill Lynch International	16,337,894	4/10/15	19,521,986	18,290,819	1,231,167
BUY	GBP	Barclays Bank PLC	330,000	4/10/15	508,372	509,338	966
BUY	INR	Barclays Bank PLC	79,660,000	4/13/15	1,269,482	1,276,961	7,479
BUY	INR	JPMorgan Chase Bank N.A.	80,716,000	4/13/15	1,287,131	1,293,889	6,758
SELL	JPY	Barclays Bank PLC	30,298,000	4/10/15	259,518	253,409	6,109
SELL	JPY	Deutsche Bank AG	1,958,314,512	4/10/15	16,390,587	16,379,141	11,446
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	4/17/15	40,020	40,213	193
SELL	MXN	JPMorgan Chase Bank N.A.	15,694,000	4/10/15	1,050,047	1,048,591	1,456
SELL	MYR	JPMorgan Chase Bank N.A.	13,836,000	3/31/15	3,846,004	3,829,650	16,354
SELL	NOK	Goldman Sachs International	1,901,763	4/10/15	248,735	247,829	906
SELL	NZD	Goldman Sachs International	1,201,818	4/10/15	932,085	905,749	26,336
SELL	NZD	Westpac Banking Corp.	1,381,718	4/10/15	1,067,290	1,041,331	25,959
SELL	SEK	Credit Suisse Group	1,752,419	4/10/15	218,152	210,277	7,875
SELL	SEK	Deutsche Bank AG	2,984,929	4/10/15	368,988	358,168	10,820
SELL	SEK	Goldman Sachs International	5,887,383	4/10/15	743,281	706,440	36,841
BUY	ZAR	JPMorgan Chase Bank N.A.	569,852	4/10/15	47,824	48,548	724

							$4,014,653

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	3,000,000	4/10/15	$2,449,650	$2,339,120	$(110,530)
SELL	AUD	Goldman Sachs International	117,526	4/10/15	91,564	91,636	(72)
SELL	CAD	Goldman Sachs International	444,693	4/10/15	354,854	355,526	(672)
BUY	CHF	JPMorgan Chase Bank N.A.	1,217,000	4/10/15	1,348,106	1,278,484	(69,622)
SELL	CHF	UBS AG	1,213,918	4/10/15	1,205,965	1,275,246	(69,281)
BUY	CNY	JPMorgan Chase Bank N.A.	32,643,000	3/09/15-5/04/15	5,272,223	5,186,408	(85,815)
BUY	EUR	Citibank N.A.	785,655	4/10/15	886,207	879,567	(6,640)
BUY	EUR	Credit Suisse Group	570,000	4/10/15	644,915	638,134	(6,781)
BUY	EUR	Deutsche Bank AG	394,506	4/10/15	441,925	441,663	(262)
BUY	EUR	Goldman Sachs International	5,941,116	4/10/15	6,895,008	6,651,278	(243,730)
BUY	EUR	JPMorgan Chase Bank N.A.	2,243,000	4/10/15	2,560,026	2,511,114	(48,912)
SELL	GBP	Credit Suisse Group	3,182,293	4/10/15	4,846,919	4,911,706	(64,787)
SELL	GBP	Goldman Sachs International	884,996	4/10/15	1,338,774	1,365,946	(27,172)
SELL	GBP	Merrill Lynch International	3,182,293	4/10/15	4,846,887	4,911,706	(64,819)
SELL	IDR	JPMorgan Chase Bank N.A.	16,437,898,868	3/16/15	1,266,402	1,269,157	(2,755)
BUY	JPY	Deutsche Bank AG	300,192,000	4/10/15	2,568,488	2,510,775	(57,713)
BUY	JPY	Goldman Sachs International	337,890,000	4/10/15	2,883,072	2,826,077	(56,995)
SELL	NOK	Deutsche Bank AG	3,719,502	4/10/15	481,159	484,709	(3,550)
SELL	NOK	Goldman Sachs International	950,949	4/10/15	123,693	123,923	(230)
BUY	SGD	Barclays Bank PLC	40,141	4/10/15	29,995	29,426	(569)

							$(920,907)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Buxl 30 yr (Long)	EUR	17	$3,171,276	March - 2015	$358,371
German Euro Bund 10 yr (Long)	EUR	69	12,312,618	March - 2015	490,157
German Euro Bobl 5 yr (Long)	EUR	115	16,881,655	March - 2015	213,369
Japanese Government Bond 10 yr (Long)	JPY	18	22,254,545	March - 2015	150,245
U.S. Treasury Bond 30 yr (Short)	USD	4	647,375	June - 2015	562
U.S. Treasury Note 10 yr (Short)	USD	726	92,780,531	June - 2015	224,444

					$1,437,148

Liability Derivatives
Interest Rate Futures
United Kingdom Gilt 10 yr (Long)	GBP	35	$6,406,903	June - 2015	$(15,805)

At February 28, 2015, the fund had cash collateral of $100,000 and other liquid securities with an aggregate value of $1,896,141 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,455,863	$—	$—	$1,455,863
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	35,941,445	—	35,941,445
Non-U.S. Sovereign Debt	—	102,946,433	—	102,946,433
U.S. Corporate Bonds	—	314,820,910	—	314,820,910
Residential Mortgage-Backed Securities	—	14,127,788	—	14,127,788
Commercial Mortgage-Backed Securities	—	19,908,442	—	19,908,442
Asset-Backed Securities (including CDOs)	—	4,986,872	—	4,986,872
Foreign Bonds	—	118,445,210	—	118,445,210
Floating Rate Loans	—	8,885,778	—	8,885,778
Mutual Funds	7,518,590	—	—	7,518,590
Total Investments	$8,974,453	$620,062,878	$—	$629,037,331

Other Financial Instruments
Futures Contracts	$1,421,343	$—	$—	$1,421,343
Forward Foreign Currency Exchange Contracts	—	3,093,746	—	3,093,746

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$634,166,092
Gross unrealized appreciation	18,439,281
Gross unrealized depreciation	(23,568,042)
Net unrealized appreciation (depreciation)	$(5,128,761)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,215,597	45,855,458	(43,552,465)	7,518,590

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,883	$7,518,590

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

United States	46.7%
Germany	7.6%
Japan	6.7%
United Kingdom	5.1%
Canada	4.2%
Italy	3.2%
Mexico	2.5%
France	2.0%
Israel	1.8%
Other Countries	20.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.